Earnings (Loss) Per Share	12 Months Ended
Mar. 02, 2013
Earnings (Loss) Per Share
13.	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011

Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$(628)	$1,171	$3,411

Net loss for basic and diluted loss per share available to common shareholders from discontinued operations	$(18)	$(7)	$—

Weighted-average number of shares outstanding (000’s) - basic	524,160	524,101	535,986

Effect of dilutive securities (000’s) - stock-based compensation	—	89	2,344

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,160	524,190	538,330

Earnings (loss) per share - reported Basic earnings (loss) per share from continuing operations	$(1.20)	$2.23	$6.36

Basic loss per share from discontinued operations	(0.03)	(0.01)	—

Total basic earnings (loss) per share	$(1.23)	$2.22	$6.36

Diluted earnings (loss) per share from continuing operations	$(1.20)	$2.23	$6.34

Diluted loss per share from discontinued operations	(0.03)	(0.01)	—

Total diluted earnings (loss) per share	$(1.23)	$2.22	$6.34

As discussed in the stock-based compensation note above, during fiscal 2013 there were 6,897,616 RSUs granted that will be settled upon vesting by the issuance of new common shares. These RSUs were not incorporated into the calculation of diluted earnings per share for fiscal 2013 as to do so would have been antidilutive; however, these securities may have a dilutive effect on earnings (loss) per share in future periods.